UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Gain associated with pensions		$ 1,500	$ 100
Share of equity method investment's comprehensive losses	[1]	$ 184	$ 0

[1]	tax impact for the six months ended June 30, 2023 and 2022.